Investments in associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2023	2022
	$	$

Balance - January 1	319,763	125,354
Acquisitions	271	2,361
Disposals (i)	(127,931)	-
Share of income (loss), net (ii)	7,925	(2,438)
Share of other comprehensive loss	(6,795)	(1,368)
Net gain on ownership dilution	4,842	3,604
Loss on disposal (i)	(7,437)	-
(Loss) gain on deemed disposal (iii)	(3,057)	11,854
Transfers to other investments (Note 11) (iii)	(7,159)	(15,343)
Impairments (iv)	(64,771)	(2,361)
Investments in associates held by Osisko Development and deconsolidated on September 30, 2022 (Note 29)	-	(8,900)
Reclassification of the interest held in Osisko Development (Note 29)	-	207,000
Balance - December 31	115,651	319,763

(i) In December 2023, the Company disposed of its entire investment in Osisko Mining Inc. ("Osisko Mining").

(ii) The net share of income or loss is adjusted to the extent that management is aware of material events that affect the associates' net income or loss during the period.

(iii) In 2023 and 2022, the loss and gain on deemed disposals are related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over these investees.

(iv) In 2023, the Company recorded an impairment charge on its investments in associates of $64.8 million, including $64.5 million on its investment in Osisko Development. The impairment resulted from, amongst others, the significant decrease in Osisko Development's share price, the deterioration of market conditions and the general negative sentiment towards exploration and development companies. The Company estimated the recoverable amount of its investment at $115.7 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input. The Company estimated the cost of disposal using historical discounts and transaction fees for similar transactions.

Disclosure of associates [Table Text Block]
	Osisko Development (i),(ii)		Osisko Mining (iii)
	2023	2022	2023	2022
	$	$	$	$

Current assets	96,409	168,104	n/a	175,012
Non-current assets	856,854	839,811	n/a	796,242
Current liabilities	58,019	53,275	n/a	28,244
Non-current liabilities	167,052	160,802	n/a	230,200
Revenues	43,944	47,801	n/a	-
Net loss	(108,675)	(184,016)	n/a	(2,947)
Other comprehensive (loss) income	(16,950)	14,927	n/a	(4,570)
Comprehensive loss	(125,625)	(169,089)	n/a	(7,517)

Carrying value of investment (iv)	115,651	207,000	n/a	99,714
Fair value of investment (iv)	128,333	192,334	n/a	175,082

(i) Information is for the reconstructed twelve months ended September 30, 2023 and 2022.

(ii) Osisko Development was deconsolidated and became a material associate on September 30, 2022 (Note 29).

(iii) The Osisko Mining investment was disposed in December 2023. Comparative figures are for the reconstructed twelve months ended September 30, 2022.

(iv) Based on the quoted share price on an active stock exchange as at December 31, 2023 and 2022.

Disclosure of investments accounted for using equity method [Table Text Block]
	2023	2022
	$	$
Aggregate amount of the Company's share of net loss	2,833	456
Aggregate amount of the Company's share of other comprehensive income	-	-
Aggregate carrying value of investments (i),(ii)	-	13,049
Aggregate fair value of investments (i),(ii)	-	6,676

(i) As at December 31, 2023 and 2022.

(ii) The carrying value and the fair value of the immaterial investments are deemed to be nil as they were fully impairment as of December 31, 2023.